Long-term Investments	6 Months Ended
Jun. 30, 2017
Long-term Investments
Long-term Investments

4. Long-term Investments

        Long-term investments comprised of investments in privately held and publicly traded companies. The following sets forth the changes in the Group's long-term investments:

	Cost Method	Equity Method	Available-for-Sale Securities	Total
	(In thousands)
Balance at December 31, 2016	$390,330	$4,329	$5,274	$399,933
Investments made	20,902	—	—	20,902
Gain from equity method investment	—	210	—	210
Dividend from equity method investment	—	(267)	—	(267)
Impairment on investments	(1,384)	—	—	(1,384)
Unrealized loss	—	—	(901)	(901)
Currency translation adjustment	1,111	107	—	1,218

Balance at June 30, 2017	$410,959	$4,379	$4,373	$419,711

        As of December 31, 2016 and June 30, 2017, investments accounted for under the cost method were $390.3 and $411.0 million, respectively. Investments were accounted for under the cost method if the Group had no significant influence or if the underlying shares were not considered in substance ordinary shares and had no readily determinable fair value.

        For the six months ended June 30, 2017, the Group made investments in private high-tech companies totaling $20.9 million, which were accounted for under the cost method. These investments were made, in general to expand and strengthen the Group's ecosystem.

        Investments in marketable securities are held as available-for-sale and reported at fair value due to changes in quoted market price. As of December 31, 2016 and June 30, 2017, the fair value of the AFS investment was $5.3 million and $4.4 million, respectively.

        The Group performs an impairment assessment on its investments regularly and determines whether investment impairment, if any, is other-than-temporary based on changes in quoted market price or other impairment indicators. For the six months ended June 30, 2016 and 2017, the Group recorded impairment charges of $4.1 million and $1.4 million, respectively, on the carrying value of its long-term investments, as a result of the investments not performing to expectation.